Long-Term Debt - Covenant Description and Compliance (Details) - Ocean Rig UDW Inc.	12 Months Ended
Dec. 31, 2016
Debt instrument covenant compliance	As of December 31, 2016, the Company was in breach of certain financial covenants regarding its secured credit facility dated March 19, 2012 and has not made principal repayments and interest payments under this agreement. However, the Company is in settlement discussions with the related commercial lender, while all other commercial credit facilities had been either settled or refinanced as discussed above. As a result of this non-compliance and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified the respective bank loan amounting to $14,935, as current liability, at December 31, 2016.
Debt instrument covenant description	The loans contain covenants that restrict, without the bank's prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company's business. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.